American Funds Global Balanced FundSM
Investment portfolio
January 31, 2021
unaudited
Common stocks 62.36% Information technology 9.88%	Shares	Value (000)
Broadcom Inc.	1,887,800	$850,454
Microsoft Corp.	2,325,900	539,516
Atlassian Corp. PLC, Class A1	815,586	188,506
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	8,422,200	177,834
ASML Holding NV2	250,400	133,319
Globalwafers Co., Ltd.[2]	4,500,000	99,158
Mastercard Inc., Class A	247,300	78,219
NXP Semiconductors NV	464,000	74,458
Adobe Inc.[1]	156,000	71,568
Accenture PLC, Class A	190,700	46,134
Cognizant Technology Solutions Corp., Class A	453,800	35,374
Micron Technology, Inc.[1]	179,000	14,010
Arista Networks, Inc.[1]	27,700	8,519
		2,317,069
Health care 9.36%
Abbott Laboratories	3,857,579	476,758
Gilead Sciences, Inc.	6,409,700	420,476
Daiichi Sankyo Company, Ltd.[2]	8,586,000	276,646
Novartis AG2	2,353,950	212,927
UnitedHealth Group Inc.	479,000	159,785
Thermo Fisher Scientific Inc.	297,500	151,636
Stryker Corp.	446,650	98,714
Amgen Inc.	394,645	95,279
AbbVie Inc.	687,500	70,455
GlaxoSmithKline PLC[2]	3,773,000	70,092
Chugai Pharmaceutical Co., Ltd.[2]	848,700	44,828
Zimmer Biomet Holdings, Inc.	264,000	40,569
BioMarin Pharmaceutical Inc.[1]	426,517	35,307
WuXi Biologics (Cayman) Inc.[1,2]	1,603,500	22,431
Alcon Inc.[1,2]	261,680	18,769
		2,194,672
Financials 9.04%
B3 SA - Brasil, Bolsa, Balcao	17,304,280	189,128
Zurich Insurance Group AG2	469,905	187,079
JPMorgan Chase & Co.	1,413,313	181,851
DNB ASA[1,2]	8,601,723	167,913
DBS Group Holdings Ltd.[2]	8,393,000	157,799
Ping An Insurance (Group) Company of China, Ltd., Class H2	9,348,500	110,261
Ping An Insurance (Group) Company of China, Ltd., Class A2	691,969	8,477
Toronto-Dominion Bank (CAD denominated)	1,873,100	106,139
CME Group Inc., Class A	558,658	101,530
HDFC Bank Ltd.[1,2]	5,118,210	97,502
Housing Development Finance Corp. Ltd.[2]	2,750,000	90,722
Citigroup Inc.	1,530,000	88,725
China Pacific Insurance (Group) Co., Ltd., Class H2	15,856,000	65,389
American Funds Global Balanced Fund — Page 1 of 25

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
London Stock Exchange Group PLC[2]	480,000	$57,077
AIA Group Ltd.[2]	4,483,600	54,935
Nasdaq, Inc.	367,500	49,712
Münchener Rückversicherungs-Gesellschaft AG2	165,061	43,882
S&P Global Inc.	137,700	43,651
Banco Santander, SA2	11,233,000	32,854
Swedbank AB, Class A1,2	1,725,300	32,470
BNP Paribas SA1,2	608,000	29,283
PNC Financial Services Group, Inc.	199,400	28,618
Kotak Mahindra Bank Ltd.[1,2]	1,043,600	24,439
Aegon NV2	5,882,872	24,252
KBC Groep NV1,2	313,500	21,917
Principal Financial Group, Inc.	440,400	21,698
BOC Hong Kong (Holdings) Ltd.[2]	7,099,000	21,322
Lufax Holding Ltd. (ADR)[1,3]	1,280,000	20,403
Deutsche Bank AG1,2	1,838,019	18,720
Bank Central Asia Tbk PT2	7,079,000	17,070
Tryg A/S2	509,463	15,930
FinecoBank SpA[1,2]	640,000	9,993
		2,120,741
Communication services 8.77%
Netflix, Inc.[1]	845,470	450,120
Alphabet Inc., Class A1	186,475	340,757
Alphabet Inc., Class C1	34,271	62,913
Comcast Corp., Class A	4,562,900	226,183
Facebook, Inc., Class A1	817,800	211,262
Yandex NV, Class A1	2,847,086	178,341
Tencent Holdings Ltd.[2]	1,146,800	100,394
SoftBank Group Corp.[2]	1,240,800	95,591
Z Holdings Corp.[2]	14,457,400	89,437
SoftBank Corp.[2]	6,220,047	81,622
Bilibili Inc., Class Z (ADR)[1]	713,600	81,272
BCE Inc.[3]	1,428,000	60,571
Omnicom Group Inc.	676,000	42,169
Electronic Arts Inc.	251,600	36,029
		2,056,661
Consumer discretionary 5.35%
General Motors Company	5,952,700	301,683
Alibaba Group Holding Ltd.[1,2]	8,850,900	282,497
Alibaba Group Holding Ltd. (ADR)[1]	45,750	11,613
LVMH Moët Hennessy-Louis Vuitton SE2	300,400	181,380
Amazon.com, Inc.[1]	41,325	132,496
MercadoLibre, Inc.[1]	61,500	109,440
Kering SA2	165,700	108,736
Astra International Tbk PT2	159,476,100	69,448
Airbnb, Inc., Class A1	156,000	28,646
Sands China Ltd.[2]	6,804,300	27,639
		1,253,578
Utilities 4.07%
E.ON SE2	19,462,801	206,226
DTE Energy Company	1,562,800	185,536
Iberdrola, SA, non-registered shares[2]	5,608,357	76,059
American Funds Global Balanced Fund — Page 2 of 25

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Iberdrola, SA, non-registered shares[1,2]	80,119	$1,086
Power Grid Corp. of India Ltd.[2]	30,000,000	75,473
Duke Energy Corp.	796,600	74,880
China Gas Holdings Ltd.[2]	20,000,000	71,108
Dominion Energy, Inc.	916,900	66,833
ENN Energy Holdings Ltd.[2]	4,116,000	63,749
Entergy Corp.	471,900	44,986
SSE PLC[2]	1,639,682	33,290
National Grid PLC[2]	2,630,997	30,584
Enel SpA[2]	2,581,349	25,632
Engie SA1,2	—[4]	—[4]
		955,442
Industrials 3.86%
Raytheon Technologies Corp.	3,638,400	242,791
RELX PLC[2]	4,220,300	104,685
Carrier Global Corp.	2,402,400	92,492
Airports of Thailand PCL, foreign registered[2]	41,041,000	81,227
VINCI SA2	850,000	78,867
Ryanair Holdings PLC (ADR)[1]	580,200	55,159
Ryanair Holdings PLC[1,2]	611,922	10,570
CSX Corp.	766,000	65,688
General Dynamics Corp.	288,300	42,288
BAE Systems PLC[2]	6,460,000	40,859
Recruit Holdings Co., Ltd.[2]	907,400	39,536
NIBE Industrier AB, Class B2	566,200	18,923
Melrose Industries PLC[1,2]	7,277,400	16,772
Rumo SA1	3,860,800	14,324
		904,181
Materials 3.73%
Rio Tinto PLC[2]	3,344,600	255,603
Vale SA, ordinary nominative (ADR)	10,981,435	177,350
Vale SA, ordinary nominative	1,591,300	25,580
BHP Group PLC[2]	5,704,000	156,718
Evonik Industries AG2	3,452,199	113,996
Fortescue Metals Group Ltd.[2]	3,404,000	56,397
Dow Inc.	555,000	28,804
CRH PLC[2]	595,949	24,543
Arkema SA2	162,300	18,019
WestRock Co.	402,000	16,655
		873,665
Consumer staples 3.48%
Nestlé SA2	1,364,400	152,849
ITC Ltd.[2]	50,214,000	139,841
Philip Morris International Inc.	1,583,859	126,154
Imperial Brands PLC[2]	5,678,800	114,288
Pernod Ricard SA2	356,500	67,284
British American Tobacco PLC[2]	1,217,200	44,301
Altria Group, Inc.	921,500	37,855
Keurig Dr Pepper Inc.	1,084,000	34,471
Kirin Holdings Company, Ltd.[2]	1,451,000	31,211
Thai Beverage PCL[2]	44,716,400	27,766
American Funds Global Balanced Fund — Page 3 of 25

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kweichow Moutai Co., Ltd., Class A2	60,709	$19,894
Treasury Wine Estates Ltd.[2]	2,530,300	19,336
		815,250
Energy 2.69%
Canadian Natural Resources, Ltd. (CAD denominated)	10,984,600	248,168
Chevron Corp.	1,527,600	130,152
BP PLC[2]	17,755,698	65,982
EOG Resources, Inc.	1,000,000	50,960
Royal Dutch Shell PLC, Class B2	2,560,000	44,284
Cenovus Energy Inc.	4,610,000	27,218
Enbridge Inc. (CAD denominated)	737,200	24,766
TC Energy Corp. (CAD denominated)	523,647	22,445
Neste Oyj[2]	234,200	16,547
		630,522
Real estate 2.13%
Crown Castle International Corp. REIT	1,207,200	192,259
Digital Realty Trust, Inc. REIT	870,700	125,337
Equinix, Inc. REIT	126,719	93,767
Alexandria Real Estate Equities, Inc. REIT	294,000	49,131
Embassy Office Parks REIT[2]	7,973,200	38,292
		498,786
Total common stocks (cost: $10,373,686,000)		14,620,567
Preferred securities 0.05% Financials 0.05%
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[1]	1,166,000	6,705
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[1]	1,206,000	6,657
Total preferred securities (cost: $18,199,000)		13,362
Convertible stocks 0.30% Industrials 0.20%
Stanley Black & Decker, Inc., Series C, 5.00% cumulative, convertible preferred shares	37,500	45,169
Health care 0.10%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	17,500	24,003
Total convertible stocks (cost: $61,053,000)		69,172
Bonds, notes & other debt instruments 31.55% Bonds & notes of governments & government agencies outside the U.S. 15.86%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[5]	$11,100	11,487
Abu Dhabi (Emirate of) 0.75% 2023[5]	18,425	18,513
Abu Dhabi (Emirate of) 2.50% 2025[5]	2,015	2,150
Abu Dhabi (Emirate of) 3.125% 2027[5]	7,100	7,933
Agricultural Development Bank of China, 3.75% 2029	CNY23,130	3,596
Agricultural Development Bank of China, 2.96% 2030	191,700	28,062
Australia (Commonwealth of), Series 152, 2.75% 2028	A$74,460	65,201
American Funds Global Balanced Fund — Page 4 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Australia (Commonwealth of), Series 163, 1.00% 2031	A$82,740	$62,118
Australia (Commonwealth of), Series 162, 1.75% 2051	20,850	14,570
Bermuda 2.375% 2030[5]	$2,730	2,832
Brazil (Federative Republic of) 0% 2021	BRL65,000	11,775
Brazil (Federative Republic of) 6.00% 2024[6]	97,615	20,273
Brazil (Federative Republic of) 10.00% 2027	53,400	11,181
Canada 2.25% 2025	C$51,600	43,626
Canada 2.25% 2029	87,570	76,917
Canada 2.75% 2048	10,200	10,359
Chile (Republic of) 4.50% 2026	CLP10,335,000	16,112
China (People’s Republic of), Series 1916, 3.12% 2026	CNY329,350	51,336
China (People’s Republic of), Series INBK, 2.85% 2027	258,600	39,279
China (People’s Republic of), Series IMBK, 3.28% 2027	15,880	2,473
China (People’s Republic of), Series 1906, 3.29% 2029	256,600	40,060
China (People’s Republic of), Series 1910, 3.86% 2049	870,670	136,987
China (People’s Republic of), Series INBK, 3.39% 2050	12,000	1,735
China Development Bank Corp., Series 1909, 3.50% 2026	28,330	4,402
China Development Bank Corp., Series 1904, 3.68% 2026	53,480	8,405
China Development Bank Corp., Series 2009, 3.39% 2027	181,600	27,994
China Development Bank Corp., Series 2004, 3.43% 2027	239,340	36,967
China Development Bank Corp., Series 1805, 4.04% 2028	348,010	55,358
China Development Bank Corp., Series 1805, 4.88% 2028	135,910	22,830
China Development Bank Corp., Series 1905, 3.48% 2029	359,680	55,008
China Development Bank Corp., Series 2005, 3.07% 2030	292,160	43,171
Colombia (Republic of) 3.875% 2027	$480	529
Colombia (Republic of) 5.75% 2027	COP91,783,300	27,312
Colombia (Republic of) 4.50% 2029	$2,060	2,348
Colombia (Republic of) 3.125% 2031	900	929
Colombia (Republic of) 7.25% 2050	COP57,462,000	17,106
Colombia (Republic of), Series B, 7.75% 2030	18,363,000	5,989
Colombia (Republic of), Series B, 7.25% 2034	3,151,000	972
Costa Rica (Republic of) 6.125% 2031[5]	$2,080	2,093
Cote d’Ivoire (Republic of) 5.875% 2031	€2,105	2,808
Dominican Republic 4.50% 2030[5]	$15,300	16,054
European Financial Stability Facility 0.40% 2025	€13,200	16,678
European Investment Bank 2.25% 2022	$8,787	8,993
European Union 0% 2028	€10,920	13,736
Export-Import Bank of India 0.59% 2022	¥1,100,000	10,468
French Republic O.A.T. 0% 2030	€35,300	44,035
French Republic O.A.T. 3.25% 2045	6,700	13,821
French Republic O.A.T. 0.75% 2052	800	1,055
Germany (Federal Republic of) 0.50% 2027	36,395	47,757
Germany (Federal Republic of) 0.25% 2029	7,950	10,355
Germany (Federal Republic of) 0% 2030	17,235	22,035
Germany (Federal Republic of) 0% 2050	29,955	37,193
Greece (Hellenic Republic of) 3.45% 2024	27,500	37,116
Greece (Hellenic Republic of) 3.375% 2025	31,153	42,870
Greece (Hellenic Republic of) 2.00% 2027	8,860	11,872
Greece (Hellenic Republic of) 3.75% 2028	19,380	28,885
Greece (Hellenic Republic of) 3.875% 2029	20,720	31,704
Greece (Hellenic Republic of) 1.50% 2030	12,314	16,056
Greece (Hellenic Republic of) 0.75% 2031	460	557
Indonesia (Republic of) 0.67% 2021	¥300,000	2,866
Indonesia (Republic of) 0.54% 2022	300,000	2,869
Indonesia (Republic of) 0.89% 2022	100,000	961
American Funds Global Balanced Fund — Page 5 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 3.75% 2022	$4,895	$5,086
Indonesia (Republic of) 3.375% 2023	640	678
Indonesia (Republic of) 4.75% 2026	4,800	5,591
Indonesia (Republic of) 3.85% 2030	1,835	2,124
Indonesia (Republic of), Series 78, 8.25% 2029	IDR162,796,000	13,093
Indonesia (Republic of), Series 82, 7.00% 2030	64,503,000	4,835
Indonesia (Republic of), Series 87, 6.50% 2031	80,503,000	5,856
Indonesia (Republic of), Series 74, 7.50% 2032	24,321,000	1,841
Indonesia (Republic of), Series 65, 6.625% 2033	60,802,000	4,373
Indonesia (Republic of), Series 68, 8.375% 2034	62,682,000	5,076
Israel (State of) 2.875% 2024	€4,600	6,098
Israel (State of) 1.50% 2027	1,825	2,414
Israel (State of) 2.00% 2027	ILS105,710	35,299
Israel (State of) 1.50% 2029	€1,675	2,252
Israel (State of) 2.50% 2030	$11,080	11,933
Israel (State of) 2.75% 2030	1,650	1,811
Israel (State of) 5.50% 2042	ILS38,700	20,072
Israel (State of) 3.375% 2050	$2,970	3,243
Israel (State of) 3.875% 2050	4,505	5,349
Italy (Republic of) 0.10% 2023[6]	€39,219	48,967
Italy (Republic of) 1.85% 2025	27,110	35,605
Italy (Republic of) 0.95% 2027	43,460	55,056
Italy (Republic of) 1.35% 2030	15,565	20,268
Italy (Republic of) 1.65% 2030	2,000	2,668
Italy (Republic of) 1.45% 2036	7,100	9,155
Japan, Series 315, 1.20% 2021	¥2,439,000	23,399
Japan, Series 17, 0.10% 2023[6]	245,575	2,360
Japan, Series 19, 0.10% 2024[6]	1,474,600	14,177
Japan, Series 20, 0.10% 2025[6]	662,860	6,368
Japan, Series 21, 0.10% 2026[6]	1,314,742	12,646
Japan, Series 346, 0.10% 2027	6,930,100	66,955
Japan, Series 23, 0.10% 2028[6]	9,645,086	92,975
Japan, Series 24, 0.10% 2029[6]	7,776,002	74,883
Japan, Series 356, 0.10% 2029	4,452,900	42,933
Japan, Series 359, 0.10% 2030	597,150	5,744
Japan, Series 145, 1.70% 2033	6,000,000	68,051
Japan, Series 150, 1.40% 2034	660,000	7,302
Japan, Series 152, 1.20% 2035	12,199,950	131,976
Japan, Series 21, 2.30% 2035	1,360,000	16,822
Japan, Series 36, 2.00% 2042	200,000	2,487
Japan, Series 42, 1.70% 2044	1,856,400	22,212
Japan, Series 57, 0.80% 2047	416,800	4,169
Kuwait (State of) 2.75% 2022[5]	$7,300	7,483
Lithuania (Republic of) 6.625% 2022[5]	1,000	1,063
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR111,400	29,914
Malaysia (Federation of), Series 0417, 3.899% 2027	60,700	16,377
Malaysia (Federation of), Series 0418, 4.893% 2038	118,921	33,961
Malaysia (Federation of), Series 0219, 4.467% 2039	39,600	10,814
Malaysia (Federation of), Series 0519, 3.757% 2040	83,863	21,326
Malaysia (Federation of), Series 0216, 4.736% 2046	23,569	6,552
Malaysia (Federation of), Series 0518, 4.921% 2048	41,301	11,873
Malaysia (Federation of), Series 0519, 4.638% 2049	6,660	1,808
Malaysia (Federation of), Series 0120, 4.065% 2050	13,321	3,366
Morocco (Kingdom of) 4.25% 2022	$5,700	6,015
Morocco (Kingdom of) 4.25% 2022[5]	500	528
American Funds Global Balanced Fund — Page 6 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Morocco (Kingdom of) 3.50% 2024	€3,300	$4,390
Morocco (Kingdom of) 1.375% 2026	2,945	3,632
Morocco (Kingdom of) 2.00% 2030	2,935	3,664
Morocco (Kingdom of) 1.50% 2031	12,240	14,692
Morocco (Kingdom of) 1.50% 2031	6,550	7,862
Morocco (Kingdom of) 3.00% 2032[5]	$1,900	1,916
Morocco (Kingdom of) 5.50% 2042	3,500	4,340
National Highways Authority of India 7.17% 2021	INR480,000	6,771
National Highways Authority of India 7.27% 2022	100,000	1,423
Netherlands (Kingdom of the) 0% 2027	€32,890	41,441
Netherlands Government Eurobond 0% 2030	1,400	1,773
New Zealand 1.75% 2041	NZ$47,460	32,820
Norway (Kingdom of) 3.75% 2021	NKr14,670	1,733
Norway (Kingdom of) 1.75% 2025	178,490	21,813
Nova Scotia (Province of) 3.15% 2051	C$5,500	5,089
Panama (Republic of) 3.75% 2026[5]	$3,135	3,437
Panama (Republic of) 3.16% 2030	9,535	10,387
Panama (Republic of) 4.50% 2047	7,095	8,731
Panama (Republic of) 4.50% 2050	1,925	2,375
Panama (Republic of) 4.50% 2056	3,345	4,106
Panama (Republic of) 3.87% 2060	800	892
Paraguay (Republic of) 5.00% 2026	1,145	1,332
Paraguay (Republic of) 4.95% 2031	2,380	2,856
Paraguay (Republic of) 2.739% 2033[5]	1,187	1,216
Paraguay (Republic of) 5.40% 2050[5]	5,355	6,680
Peru (Republic of) 2.392% 2026	1,365	1,446
Peru (Republic of) 6.15% 2032	PEN26,030	8,605
Peru (Republic of) 5.625% 2050	$375	572
PETRONAS Capital Ltd. 3.50% 2030[5]	3,325	3,752
PETRONAS Capital Ltd. 4.55% 2050[5]	4,395	5,711
Philippines (Republic of) 0.38% 2021	¥400,000	3,818
Philippines (Republic of) 0.70% 2029	€2,970	3,638
Philippines (Republic of) 1.648% 2031	$5,969	5,950
Poland (Republic of) 3.25% 2026	7,700	8,652
Poland (Republic of), Series 1029, 2.75% 2029	PLN15,470	4,734
Portuguese Republic 0.475% 2030	€5,240	6,628
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	$1,170	1,213
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[5]	1,580	1,868
PT Indonesia Asahan Aluminium Tbk 5.45% 2030	450	532
Qatar (State of) 4.50% 2022[5]	1,000	1,040
Qatar (State of) 3.875% 2023[5]	690	741
Qatar (State of) 3.40% 2025[5]	4,890	5,384
Qatar (State of) 4.50% 2028[5]	15,940	19,170
Qatar (State of) 5.103% 2048[5]	1,345	1,859
Quebec (Province of) 1.90% 2030	C$19,325	15,802
Romania 3.624% 2030	€32,983	47,738
Romania 3.624% 2030	14,570	21,088
Romania 2.00% 2032	3,500	4,433
Romania 3.50% 2034	1,865	2,702
Romania 3.875% 2035	8,360	12,452
Romania 3.375% 2038	2,695	3,756
Romania 4.625% 2049	3,484	5,683
Romania 3.375% 2050	2,018	2,765
Russian Federation 7.00% 2023	RUB1,644,070	22,775
Russian Federation 7.00% 2023	190,900	2,632
American Funds Global Balanced Fund — Page 7 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Russian Federation 2.875% 2025	€8,400	$11,249
Russian Federation 2.875% 2025	3,400	4,553
Russian Federation 7.15% 2025	RUB90,000	1,269
Russian Federation 4.25% 2027	$4,200	4,783
Russian Federation 4.375% 2029[5]	5,000	5,775
Russian Federation 6.90% 2029	RUB1,016,325	14,121
Russian Federation 7.65% 2030	1,835,900	26,741
Russian Federation 8.50% 2031	151,920	2,352
Russian Federation 7.70% 2033	794,120	11,548
Russian Federation 7.25% 2034	224,860	3,154
Russian Federation 5.10% 2035[5]	$3,200	3,986
Saskatchewan (Province of) 3.05% 2028	C$8,000	7,099
Saudi Arabia (Kingdom of) 2.375% 2021[5]	$1,650	1,672
Saudi Arabia (Kingdom of) 2.894% 2022[5]	3,800	3,912
Saudi Arabia (Kingdom of) 3.628% 2027[5]	3,800	4,265
Saudi Arabia (Kingdom of) 3.625% 2028[5]	8,235	9,223
Serbia (Republic of) 3.125% 2027	€31,390	42,611
Serbia (Republic of) 3.125% 2027	2,510	3,407
Serbia (Republic of) 1.50% 2029	7,919	9,854
Singapore (Republic of) 2.625% 2028	S$11,314	9,607
Singapore (Republic of) 2.875% 2029	7,915	6,902
Singapore (Republic of) 2.875% 2030	6,721	5,933
South Africa (Republic of) 8.00% 2030	ZAR11,140	704
South Africa (Republic of), Series R-214, 6.50% 2041	87,800	3,808
South Africa (Republic of), Series R-2048, 8.75% 2048	202,700	11,036
South Korea (Republic of), Series 2209, 2.00% 2022	KRW3,200,000	2,915
South Korea (Republic of), Series 2503, 1.50% 2025	28,646,300	25,875
South Korea (Republic of), Series 2712, 2.375% 2027	26,409,910	24,877
Spain (Kingdom of) 0.80% 2027	€6,230	8,062
Spain (Kingdom of) 1.45% 2029	5,780	7,885
Spain (Kingdom of) 1.25% 2030	17,312	23,352
Spain (Kingdom of) 2.70% 2048	2,690	4,711
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$18,707	17,210
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	2,878	2,280
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	2,852	2,014
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[5]	214	142
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	6,986	4,622
Tunisia (Republic of) 6.375% 2026	€8,100	9,031
Turkey (Republic of) 6.35% 2024	$8,700	9,363
Ukraine 16.06% 2022	UAH39,072	1,485
Ukraine 17.00% 2022	73,802	2,798
Ukraine 17.25% 2022	207,326	7,801
Ukraine 10.00% 2023	121,500	4,188
Ukraine 15.84% 2025	27,000	1,075
Ukraine 6.75% 2026	€4,125	5,486
Ukraine 6.75% 2026	3,944	5,245
Ukraine 4.375% 2030	9,970	11,530
United Kingdom 2.75% 2024	£5,310	8,014
United Kingdom 1.25% 2027	9,740	14,330
United Kingdom 4.25% 2027	22,870	40,194
United Kingdom 0.375% 2030	9,155	12,588
United Kingdom 4.75% 2030	18,520	36,253
United Kingdom 4.25% 2032	11,615	22,646
United Kingdom 4.50% 2034	9,680	20,135
United Kingdom 0.625% 2035	35,181	47,972
American Funds Global Balanced Fund — Page 8 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 3.25% 2044	£7,300	$14,988
United Kingdom 3.50% 2045	2,850	6,131
United Kingdom 1.50% 2047	4,450	6,984
United Kingdom 0.625% 2050	11,790	15,030
United Mexican States 0.70% 2021	¥1,100,000	10,502
United Mexican States 0.62% 2022	100,000	952
United Mexican States 3.90% 2025	$2,420	2,719
United Mexican States 3.25% 2030	2,150	2,282
United Mexican States 2.659% 2031	5,767	5,757
United Mexican States 5.00% 2051	1,920	2,246
United Mexican States 5.625% 2114	£2,000	3,196
United Mexican States 5.75% 2110	$3,000	3,725
United Mexican States, Series M20, 10.00% 2024	MXN397,100	23,215
United Mexican States, Series M, 5.75% 2026	971,600	49,817
United Mexican States, Series M, 7.50% 2027	817,300	45,625
United Mexican States, Series M20, 8.50% 2029	540,000	32,182
United Mexican States, Series M, 8.00% 2047	181,000	10,291
		3,717,809
U.S. Treasury bonds & notes 7.55% U.S. Treasury 6.54%
U.S. Treasury 2.00% 2021	$1,041	1,052
U.S. Treasury 0.125% 2022	65,350	65,368
U.S. Treasury 1.75% 2022	21,595	22,099
U.S. Treasury 1.875% 2022[7]	109,130	112,337
U.S. Treasury 2.50% 2023	106,269	111,729
U.S. Treasury 2.625% 2023	19,300	20,301
U.S. Treasury 2.75% 2023	116,981	123,846
U.S. Treasury 1.50% 2024	86,350	90,335
U.S. Treasury 1.50% 2024	36,096	37,779
U.S. Treasury 2.125% 2024	17,475	18,667
U.S. Treasury 2.375% 2024	51,500	54,951
U.S. Treasury 0.25% 2025	97,838	97,151
U.S. Treasury 0.25% 2025	93,820	93,287
U.S. Treasury 0.25% 2025	89,280	88,941
U.S. Treasury 2.75% 2025	47,790	52,817
U.S. Treasury 2.875% 2025[7]	80,451	89,490
U.S. Treasury 2.875% 2025	19,900	22,249
U.S. Treasury 0.50% 2027	14,280	14,097
U.S. Treasury 2.25% 2027[7]	32,482	35,768
U.S. Treasury 2.25% 2027	18,600	20,421
U.S. Treasury 2.75% 2028	26,500	30,123
U.S. Treasury 0.625% 2030[7]	128,110	123,055
U.S. Treasury 0.625% 2030[7]	107,320	103,409
U.S. Treasury 1.125% 2040[7]	56,260	51,476
U.S. Treasury 1.375% 2050	40,700	36,369
U.S. Treasury 2.00% 2050	16,050	16,693
		1,533,810
U.S. Treasury inflation-protected securities 1.01%
U.S. Treasury Inflation-Protected Security 0.125% 2021[6]	1,405	1,416
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	45,241	48,851
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	30,331	32,800
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	2,628	2,882
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	20,060	22,775
American Funds Global Balanced Fund — Page 9 of 25

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.25% 2029[6]	$40,033	$45,552
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	1,537	1,723
U.S. Treasury Inflation-Protected Security 1.375% 2044[6,7]	18,859	26,975
U.S. Treasury Inflation-Protected Security 1.00% 2049[6,7]	17,167	23,786
U.S. Treasury Inflation-Protected Security 0.25% 2050[6,7]	24,647	28,758
		235,518
Total U.S. Treasury bonds & notes		1,769,328
Corporate bonds, notes & loans 6.24% Financials 1.35%
ACE INA Holdings Inc. 2.875% 2022	645	671
ACE INA Holdings Inc. 3.35% 2026	645	723
ACE INA Holdings Inc. 4.35% 2045	665	877
Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[8]	€9,000	12,140
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[8]	$3,710	3,909
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[8]	2,100	2,234
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[8]	700	707
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[8]	9,500	9,624
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[8]	3,402	3,815
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[8]	2,500	2,478
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[8]	5,200	5,426
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[8]	5,600	6,777
Bank of China/Tokyo 0.42% 2021	¥300,000	2,867
Barclays Bank PLC 10.00% 2021	£3,700	5,209
Barclays Bank PLC 6.625% 2022	€725	947
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[8]	3,400	4,246
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[8]	$14,200	14,548
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	6,016
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[8]	14,050	15,262
Citigroup Inc. 3.20% 2026	3,329	3,674
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	1,535	1,659
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[8]	840	876
Credit Suisse Group AG 3.00% 2021	3,450	3,520
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[5,8]	600	696
Danske Bank AS 3.875% 2023[5]	5,300	5,709
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	225	228
Goldman Sachs Group, Inc. 1.00% 2021[5]	¥219,000	2,097
Goldman Sachs Group, Inc. 5.25% 2021	$900	922
Goldman Sachs Group, Inc. 2.80% 2022[5]	¥180,000	1,765
Goldman Sachs Group, Inc. 3.20% 2023	$4,000	4,217
Goldman Sachs Group, Inc. 3.50% 2025	5,126	5,662
Goldman Sachs Group, Inc. 2.60% 2030	640	677
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[8]	2,565	3,044
Goldman Sachs Group, Inc. 4.75% 2045	539	722
Groupe BPCE SA 0.64% 2022	¥1,500,000	14,366
Groupe BPCE SA 5.70% 2023[5]	$7,625	8,613
Groupe BPCE SA 1.00% 2025	€6,800	8,558
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[8]	$4,670	4,886
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[8]	9,368	10,620
HSBC Holdings PLC 4.95% 2030	1,200	1,479
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[8]	700	712
American Funds Global Balanced Fund — Page 10 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 1.36% 2022	¥500,000	$4,805
Intesa Sanpaolo SpA 5.017% 2024[5]	$10,165	11,064
JPMorgan Chase & Co. 3.25% 2022	1,850	1,941
JPMorgan Chase & Co. 2.70% 2023	4,225	4,433
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[8]	850	852
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[8]	11,445	13,782
Kasikornbank PC HK 3.343% 2031 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.70% on 10/2/2026)[8]	1,230	1,290
Lloyds Banking Group PLC 7.625% 2025	£1,225	2,124
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	$3,000	3,101
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[8]	9,110	9,095
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	3,586	3,815
New York Life Global Funding 1.20% 2030[5]	6,520	6,264
New York Life Insurance Company 3.75% 2050[5]	1,261	1,463
Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.58% on 9/10/2025)[5,8]	3,529	3,575
PNC Financial Services Group, Inc. 2.854% 2022[8]	2,000	2,088
Rabobank Nederland 4.625% 2023	3,750	4,174
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[8]	€5,450	6,667
Santander Consumer Finance SA 0.325% 2022	¥100,000	951
Santander Holdings USA, Inc. 3.244% 2026	$7,400	8,045
Skandinaviska Enskilda Banken AB 2.80% 2022	5,000	5,137
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[5,8]	2,600	3,020
UniCredit SpA 3.75% 2022[5]	3,725	3,848
UniCredit SpA 4.625% 2027[5]	3,800	4,330
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[8]	14,700	15,527
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[8]	10,400	10,924
		315,493
Communication services 0.90%
AT&T Inc. 2.30% 2027	1,000	1,057
AT&T Inc. 2.75% 2031	12,327	12,894
AT&T Inc. 2.05% 2032	€3,440	4,697
AT&T Inc. 2.55% 2033[5]	$8,900	8,883
Baidu Inc. 3.425% 2030	1,220	1,335
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	10,050	10,382
CenturyLink, Inc. 7.50% 2024	3,685	4,159
CenturyLink, Inc., Series T, 5.80% 2022	4,907	5,134
Comcast Corp. 3.95% 2025	7,695	8,778
Comcast Corp. 0.25% 2027	€3,570	4,398
Deutsche Telekom International Finance BV 1.95% 2021[5]	$1,625	1,638
Deutsche Telekom International Finance BV 2.82% 2022[5]	2,625	2,680
Deutsche Telekom International Finance BV 4.375% 2028[5]	6,025	7,170
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,559
Discovery Communications, Inc. 3.625% 2030	1,467	1,655
France Télécom 5.375% 2050	£2,000	4,770
KT Corp. 0.38% 2021	¥200,000	1,910
KT Corp. 0.22% 2022	1,500,000	14,293
Sprint Corp. 11.50% 2021	$925	997
Sprint Corp. 6.875% 2028	26,780	34,429
Sprint Corp. 8.75% 2032	7,248	11,079
Tencent Holdings Ltd. 2.39% 2030[5]	12,000	12,143
American Funds Global Balanced Fund — Page 11 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Tencent Holdings Ltd. 3.24% 2050[5]	$6,050	$6,066
Tencent Music Entertainment Group, 2.00% 2030	2,055	2,017
T-Mobile US, Inc. 1.50% 2026[5]	3,900	3,948
T-Mobile US, Inc. 6.50% 2026	11,275	11,643
T-Mobile US, Inc. 2.05% 2028[5]	2,500	2,565
T-Mobile US, Inc. 2.55% 2031[5]	3,900	4,000
T-Mobile US, Inc. 3.30% 2051[5]	600	589
Verizon Communications Inc. 0.85% 2025	1,500	1,501
Verizon Communications Inc. 1.68% 2030[5]	298	291
Verizon Communications Inc. 3.15% 2030	2,050	2,260
Walt Disney Company 2.65% 2031	16,880	18,238
		210,158
Energy 0.85%
Baker Hughes, a GE Co. 4.486% 2030	1,498	1,782
Canadian Natural Resources Ltd. 2.95% 2030	9,926	10,348
Canadian Natural Resources Ltd. 4.95% 2047	50	62
Cenovus Energy Inc. 5.40% 2047	900	1,055
Chevron Corp. 2.498% 2022	9,180	9,387
Chevron USA Inc. 2.343% 2050	300	274
Concho Resources Inc. 4.85% 2048	1,780	2,330
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,232
Enbridge Energy Partners, LP 7.375% 2045	5,035	7,644
Enbridge Inc. 2.50% 2025	2,800	2,971
Enbridge Inc. 4.25% 2026	2,685	3,121
Enbridge Inc. 3.70% 2027	2,083	2,376
Energy Transfer Partners, LP 6.25% 2049	2,820	3,340
Equinor ASA 1.75% 2026	1,385	1,444
Equinor ASA 2.375% 2030	2,785	2,937
Exxon Mobil Corp. 2.992% 2025	4,515	4,911
Exxon Mobil Corp. 3.482% 2030	5,344	6,069
Exxon Mobil Corp. 3.452% 2051	97	106
Halliburton Company 3.80% 2025	87	98
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	2,301
Kinder Morgan, Inc. 4.30% 2025	20,905	23,636
Kinder Morgan, Inc. 5.55% 2045	6,894	8,646
MPLX LP 2.65% 2030	3,002	3,075
ONEOK, Inc. 2.20% 2025	535	558
ONEOK, Inc. 3.10% 2030	5,235	5,443
Petróleos Mexicanos 7.19% 2024	MXN168,503	7,538
Petróleos Mexicanos 6.875% 2025[5]	$210	229
Petróleos Mexicanos 7.47% 2026	MXN189,683	8,010
Petróleos Mexicanos 6.35% 2048	$1,482	1,242
Petróleos Mexicanos 6.95% 2060	414	363
Pioneer Natural Resources Company 1.90% 2030	412	402
Plains All American Pipeline, LP 3.80% 2030	1,081	1,145
PTT Exploration and Production PCL 2.587% 2027[5]	740	783
Saudi Arabian Oil Co. 1.625% 2025[5]	1,510	1,539
Shell International Finance BV 3.50% 2023	6,505	7,034
Shell International Finance BV 2.375% 2029	4,110	4,338
Statoil ASA 3.25% 2024	4,100	4,506
Statoil ASA 3.70% 2024	1,475	1,623
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]	18,000	20,044
TransCanada PipeLines Ltd. 4.10% 2030	3,360	3,905
American Funds Global Balanced Fund — Page 12 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Tullow Oil PLC 6.25% 2022	$5,000	$4,072
Williams Companies, Inc. 3.50% 2030	3,219	3,556
Williams Partners LP 4.30% 2024	2,000	2,197
Williams Partners LP 3.90% 2025	945	1,044
Williams Partners LP 4.00% 2025	18,185	20,424
		200,140
Utilities 0.74%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[5]	4,800	5,074
American Electric Power Co., Inc. 1.00% 2025	100	101
Berkshire Hathaway Energy Company 3.50% 2025	4,200	4,619
Berkshire Hathaway Energy Company 3.70% 2030[5]	2,125	2,472
Berkshire Hathaway Energy Company 1.65% 2031[5]	6,375	6,311
Berkshire Hathaway Energy Company 2.85% 2051[5]	1,142	1,143
CMS Energy Corp. 3.60% 2025	2,000	2,231
CMS Energy Corp. 3.00% 2026	1,960	2,154
CMS Energy Corp. 3.45% 2027	890	1,013
Duke Energy Carolinas, LLC 3.05% 2023	8,535	9,018
Duke Energy Corp. 3.75% 2024	3,950	4,318
Duke Energy Progress, LLC 3.70% 2028	2,400	2,779
Edison International 5.75% 2027	833	1,003
Edison International 4.125% 2028	4,942	5,443
Enel Finance International SA 2.75% 2023[5]	10,800	11,290
Enel Finance International SA 3.625% 2027[5]	6,375	7,195
Enel Finance International SA 3.50% 2028[5]	3,800	4,286
Enersis Américas SA 4.00% 2026	1,215	1,357
ENN Energy Holdings Ltd. 2.625% 2030[5]	8,481	8,545
Entergy Texas, Inc. 1.75% 2031	175	174
Exelon Corp. 3.40% 2026	4,390	4,910
Exelon Corp., junior subordinated, 3.497% 2022[8]	1,350	1,401
FirstEnergy Corp. 4.40% 2027[8]	2,050	2,242
Grupo Energia Bogota SA ESP 4.875% 2030[5]	2,090	2,432
Interstate Power and Light Co. 2.30% 2030	2,650	2,781
NextEra Energy Capital Holdings, Inc. 2.25% 2030	13,786	14,288
Niagara Mohawk Power Corp. 3.508% 2024[5]	2,380	2,612
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,096
Pacific Gas and Electric Co. 2.10% 2027	5,108	5,190
Pacific Gas and Electric Co. 3.30% 2027	1,775	1,903
Pacific Gas and Electric Co. 4.65% 2028	1,049	1,202
Pacific Gas and Electric Co. 4.55% 2030	1,267	1,448
Pacific Gas and Electric Co. 2.50% 2031	19,558	19,444
Pacific Gas and Electric Co. 3.30% 2040	11,495	11,345
Pacific Gas and Electric Co. 3.50% 2050	7,757	7,455
PT Perusahaan Listrik Negara 0.43% 2022	¥100,000	945
Public Service Electric and Gas Co. 2.05% 2050	$1,595	1,428
San Diego Gas & Electric Co. 1.70% 2030	325	323
Southern California Edison Co. 2.85% 2029	525	565
Southern California Edison Co. 2.25% 2030	500	513
State Grid Europe Development (2014) PLC 1.50% 2022	€541	665
State Grid Overseas Investment Ltd. 1.25% 2022	1,950	2,397
State Grid Overseas Investment Ltd. 1.375% 2025	909	1,151
American Funds Global Balanced Fund — Page 13 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
State Grid Overseas Investment Ltd. 2.125% 2030	€400	$543
Xcel Energy Inc. 3.35% 2026	$4,502	5,055
		173,860
Health care 0.59%
Abbott Laboratories 3.40% 2023	735	794
Abbott Laboratories 3.75% 2026	2,266	2,627
AbbVie Inc. 3.80% 2025	5,000	5,559
AbbVie Inc. 3.20% 2026	3,000	3,306
Aetna Inc. 2.80% 2023	395	416
Amgen Inc. 1.90% 2025	1,644	1,726
Amgen Inc. 2.20% 2027	1,261	1,337
AstraZeneca PLC 2.375% 2022	1,500	1,539
AstraZeneca PLC 3.50% 2023	4,500	4,841
Bayer US Finance II LLC 3.875% 2023[5]	2,582	2,816
Bayer US Finance II LLC 4.25% 2025[5]	419	479
Becton, Dickinson and Company 2.894% 2022	2,170	2,238
Becton, Dickinson and Company 3.734% 2024	1,178	1,303
Becton, Dickinson and Company 3.70% 2027	1,888	2,164
Becton, Dickinson and Company 2.823% 2030	1,089	1,176
Bristol-Myers Squibb Company 2.90% 2024	6,287	6,813
Cigna Corp. 3.40% 2021	1,480	1,509
Cigna Corp. 4.125% 2025	3,250	3,729
CVS Health Corp. 3.35% 2021	449	450
CVS Health Corp. 3.70% 2023	157	167
EMD Finance LLC 3.25% 2025[5]	9,675	10,564
Medtronic, Inc. 3.50% 2025	2,491	2,778
Novartis Capital Corp. 2.40% 2022	3,000	3,079
Novartis Capital Corp. 1.75% 2025	2,619	2,737
Novartis Capital Corp. 2.00% 2027	1,428	1,515
Novartis Capital Corp. 2.20% 2030	3,021	3,211
Pfizer Inc. 2.80% 2022	4,236	4,357
Regeneron Pharmaceuticals, Inc. 1.75% 2030	3,847	3,752
Shire PLC 2.875% 2023	2,486	2,630
Shire PLC 3.20% 2026	905	1,006
Stryker Corp. 0.25% 2024	€1,200	1,473
Stryker Corp. 0.75% 2029	2,440	3,071
Stryker Corp. 1.00% 2031	1,130	1,442
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	1,984	2,499
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$27,380	26,165
Teva Pharmaceutical Finance Co. BV 4.10% 2046	7,700	6,785
Thermo Fisher Scientific Inc. 4.133% 2025	3,248	3,676
Upjohn Inc. 1.65% 2025[5]	526	542
Upjohn Inc. 2.30% 2027[5]	355	376
Upjohn Inc. 2.70% 2030[5]	1,376	1,447
Upjohn Inc. 3.85% 2040[5]	1,844	2,039
Upjohn Inc. 4.00% 2050[5]	1,124	1,256
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	7,454	7,644
		139,033
Consumer discretionary 0.55%
Amazon.com, Inc. 2.80% 2024	7,345	7,935
Amazon.com, Inc. 1.20% 2027	2,130	2,158
Amazon.com, Inc. 2.50% 2050	8,865	8,796
American Funds Global Balanced Fund — Page 14 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
American Honda Finance Corp. 1.60% 2022	€1,930	$2,395
American Honda Finance Corp. 1.95% 2024	1,740	2,273
American Honda Finance Corp. 0.75% 2026	£510	698
Bayerische Motoren Werke AG 1.85% 2021[5]	$1,500	1,513
Bayerische Motoren Werke AG 2.25% 2023[5]	1,000	1,045
Bayerische Motoren Werke AG 3.90% 2025[5]	2,780	3,114
Bayerische Motoren Werke AG 4.15% 2030[5]	2,780	3,314
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	10,275	10,349
DaimlerChrysler North America Holding Corp. 3.00% 2021[5]	10,500	10,516
General Motors Company 5.40% 2023	7,130	7,979
General Motors Financial Co. 5.20% 2023	8,746	9,563
Hyundai Capital America 2.375% 2027[5]	4,619	4,854
Lowe’s Companies, Inc. 3.00% 2050	400	409
NIKE, Inc. 3.375% 2050	1,875	2,168
Royal Caribbean Cruises Ltd. 11.50% 2025[5]	14,055	16,223
Toyota Motor Credit Corp. 2.90% 2023	3,720	3,929
Toyota Motor Credit Corp. 0.80% 2025	932	938
Toyota Motor Credit Corp. 3.00% 2025	3,720	4,069
Toyota Motor Credit Corp. 3.375% 2030	1,239	1,425
Volkswagen Financial Services Japan Ltd. 0.29% 2021	¥600,000	5,733
Volkswagen Group of America Finance, LLC 3.125% 2023[5]	$7,666	8,099
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	6,300	6,922
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	3,270	3,798
		130,215
Consumer staples 0.37%
Altria Group, Inc. 4.75% 2021	1,500	1,517
Altria Group, Inc. 1.00% 2023	€2,100	2,600
Altria Group, Inc. 1.70% 2025	12,300	15,821
Altria Group, Inc. 2.20% 2027	6,300	8,351
Anheuser-Busch InBev NV 4.00% 2028	$2,800	3,247
Anheuser-Busch InBev NV 4.75% 2029	8,970	10,899
Anheuser-Busch InBev NV 4.50% 2050	845	1,023
British American Tobacco PLC 3.215% 2026	2,181	2,382
British American Tobacco PLC 3.557% 2027	2,610	2,902
British American Tobacco PLC 4.70% 2027	4,193	4,901
British American Tobacco PLC 3.462% 2029	2,625	2,870
Conagra Brands, Inc. 4.30% 2024	6,130	6,827
Conagra Brands, Inc. 1.375% 2027	355	354
General Mills, Inc. 3.20% 2021	815	820
Kimberly-Clark Corp. 3.10% 2030	374	423
Molson Coors Brewing Co. 2.10% 2021	5,210	5,239
PepsiCo, Inc. 1.40% 2031	985	968
Philip Morris International Inc. 0.875% 2026	572	570
Philip Morris International Inc. 2.10% 2030	2,078	2,127
Philip Morris International Inc. 4.25% 2044	1,900	2,288
Procter & Gamble Company 0.55% 2025	1,215	1,217
Procter & Gamble Company 1.20% 2030	4,610	4,526
Reynolds American Inc. 4.45% 2025	4,190	4,745
		86,617
American Funds Global Balanced Fund — Page 15 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.28%	Principal amount (000)	Value (000)
Adobe Inc. 2.15% 2027	$3,585	$3,826
Apple Inc. 2.50% 2022	2,970	3,034
Apple Inc. 3.35% 2027	2,650	2,996
Apple Inc. 2.40% 2050	500	480
Broadcom Inc. 3.15% 2025	2,830	3,072
Broadcom Inc. 4.15% 2030	3,330	3,779
Broadcom Inc. 3.75% 2051[5]	101	104
Fiserv, Inc. 2.65% 2030	500	532
Lenovo Group Ltd. 5.875% 2025	16,810	19,352
Microsoft Corp. 2.40% 2026	10,568	11,462
Microsoft Corp. 3.30% 2027	2,600	2,955
Oracle Corp. 2.65% 2026	5,224	5,676
Oracle Corp. 3.25% 2027	4,246	4,790
PayPal Holdings, Inc. 2.30% 2030	2,351	2,473
ServiceNow, Inc. 1.40% 2030	140	134
		64,665
Industrials 0.26%
Autoridad del Canal de Panama 4.95% 2035[5]	1,300	1,655
Autoridad del Canal de Panama 4.95% 2035	1,025	1,305
Boeing Company 4.508% 2023	25,000	26,914
Boeing Company 3.25% 2028	650	691
Carrier Global Corp. 2.242% 2025	1,506	1,584
Carrier Global Corp. 2.493% 2027	1,245	1,335
CSX Corp. 3.80% 2050	217	257
CSX Corp. 2.50% 2051	2,875	2,688
Honeywell International Inc. 0.75% 2032	€1,060	1,340
L3Harris Technologies, Inc. 1.80% 2031	$350	351
Lima Metro Line 2 Finance Ltd. 5.875% 2034	2,375	2,874
Lima Metro Line 2 Finance Ltd. 5.875% 2034[5]	1,527	1,847
Lima Metro Line 2 Finance Ltd. 4.35% 2036[5]	1,430	1,579
Mexico City Airport Trust 5.50% 2046	209	210
Mexico City Airport Trust 5.50% 2047	1,154	1,160
Mexico City Airport Trust 5.50% 2047[5]	213	214
Northrop Grumman Corp. 2.55% 2022	2,345	2,428
Siemens AG 2.70% 2022[5]	1,780	1,827
Thomson Reuters Corp. 4.30% 2023	1,905	2,088
Union Pacific Corp. 3.15% 2024	2,750	2,960
United Technologies Corp. 3.65% 2023	171	184
United Technologies Corp. 4.125% 2028	5,000	5,887
		61,378
Real estate 0.23%
American Campus Communities, Inc. 3.75% 2023	3,040	3,226
American Campus Communities, Inc. 4.125% 2024	3,730	4,105
American Campus Communities, Inc. 3.30% 2026	24,114	26,512
Corporate Office Properties LP 3.60% 2023	240	254
Equinix, Inc. 3.20% 2029	1,900	2,058
Equinix, Inc. 2.15% 2030	5,662	5,661
Equinix, Inc. 3.00% 2050	1,738	1,661
Essex Portfolio LP 3.50% 2025	5,120	5,637
American Funds Global Balanced Fund — Page 16 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Essex Portfolio LP 3.375% 2026	$1,545	$1,729
WEA Finance LLC 3.75% 2024[5]	2,070	2,209
		53,052
Materials 0.12%
Anglo American Capital PLC 5.375% 2025[5]	9,050	10,573
Anglo American Capital PLC 5.625% 2030[5]	600	758
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	1,945	2,064
Dow Chemical Co. 0.50% 2027	€3,140	3,814
Dow Chemical Co. 1.125% 2032	2,890	3,585
Fresnillo PLC 4.25% 2050[5]	$1,797	1,916
LYB International Finance III, LLC 1.25% 2025	350	354
LYB International Finance III, LLC 2.25% 2030	273	276
Newcrest Finance Pty Ltd. 3.25% 2030[5]	1,055	1,164
Sherwin-Williams Company 2.75% 2022	214	220
Vale Overseas Ltd. 3.75% 2030	3,478	3,817
		28,541
Total corporate bonds, notes & loans		1,463,152
Mortgage-backed obligations 1.85% Federal agency mortgage-backed obligations 1.25%
Fannie Mae Pool #965616 6.00% 2037[9]	95	112
Fannie Mae Pool #MA3539 4.50% 2038[9]	286	312
Fannie Mae Pool #AH3979 4.00% 2041[9]	80	87
Fannie Mae Pool #AB2527 4.00% 2041[9]	62	68
Fannie Mae Pool #AH6783 4.00% 2041[9]	58	64
Fannie Mae Pool #AH4874 4.00% 2041[9]	19	20
Fannie Mae Pool #MA3120 3.50% 2047[9]	61	65
Fannie Mae Pool #BK0920 4.00% 2048[9]	868	931
Fannie Mae Pool #BN1151 4.00% 2048[9]	451	483
Fannie Mae Pool #BK5739 4.00% 2048[9]	353	381
Fannie Mae Pool #BJ9252 4.00% 2048[9]	273	293
Fannie Mae Pool #BK7083 4.00% 2048[9]	268	288
Fannie Mae Pool #BK7081 4.00% 2048[9]	258	277
Fannie Mae Pool #BK0915 4.00% 2048[9]	81	87
Fannie Mae Pool #CA2205 4.50% 2048[9]	663	719
Fannie Mae Pool #CA2493 4.50% 2048[9]	74	81
Fannie Mae Pool #FM3217 3.50% 2050[9]	14,836	16,123
Freddie Mac Pool #QS0124 1.50% 2030[9]	685	703
Freddie Mac Pool #RB5001 3.50% 2039[9]	127	135
Freddie Mac Pool #SI2002 4.00% 2048[9]	10	10
Freddie Mac Pool #ZS4791 4.50% 2048[9]	3,434	3,736
Freddie Mac Pool #2B7343 3.682% 2049[9,10]	2,133	2,224
Government National Mortgage Assn. Pool #MA3174 4.00% 2045[9]	1,532	1,690
Uniform Mortgage-Backed Security 1.50% 2036[9,11]	161,162	164,888
Uniform Mortgage-Backed Security 1.50% 2036[9,11]	59,109	60,505
Uniform Mortgage-Backed Security 2.00% 2051[9,11]	2,483	2,554
Uniform Mortgage-Backed Security 2.00% 2051[9,11]	218	225
Uniform Mortgage-Backed Security 3.50% 2051[9,11]	398	423
Uniform Mortgage-Backed Security 4.00% 2051[9,11]	15,443	16,576
Uniform Mortgage-Backed Security 4.00% 2051[9,11]	4,276	4,586
Uniform Mortgage-Backed Security 4.50% 2051[9,11]	12,813	13,921
		292,567
American Funds Global Balanced Fund — Page 17 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Other mortgage-backed securities 0.60%	Principal amount (000)	Value (000)
Korea Housing Finance Corp. 2.00% 2021[5,9]	$5,900	$5,965
Nordea Kredit 0.50% 2040[9]	DKr68,165	11,145
Nykredit Realkredit AS, Series 01E, 1.50% 2037[9]	53,145	9,051
Nykredit Realkredit AS, Series 01E, 2.00% 2037[9]	24,797	4,236
Nykredit Realkredit AS, Series 01E, 0.50% 2040[9]	419,918	68,552
Nykredit Realkredit AS, Series 01E, 1.50% 2040[9]	200,722	34,045
Nykredit Realkredit AS, Series 01E, 0.50% 2050[9]	54,564	8,734
		141,728
Total mortgage-backed obligations		434,295
Municipals 0.04% Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	$5,670	5,960
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	4,090	4,275
Total municipals		10,235
Asset-backed obligations 0.01%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[5,9,10]	2,914	2,947
Total bonds, notes & other debt instruments (cost: $6,982,609,000)		7,397,766
Short-term securities 6.71% Money market investments 6.71%	Shares
Capital Group Central Cash Fund 0.11%[12,13]	15,665,530	1,566,710
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[12,14]	2,000,000	2,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[12,14]	2,000,000	2,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[12,14]	1,000,000	1,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[12,14]	914,162	914
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[12,14]	200,000	200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.01%[12,14]	100,000	100
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[12,14]	80,489	80
Total short-term securities (cost: $1,572,911,000)		1,573,004
Total investment securities 100.97% (cost: $19,008,458,000)		23,673,871
Other assets less liabilities (0.97)%		(227,350)
Net assets 100.00%		$23,446,521
American Funds Global Balanced Fund — Page 18 of 25

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 1/31/2021[16] (000)	Unrealized (depreciation) appreciation at 1/31/2021 (000)
90 Day Euro Dollar Futures	Short	4,476	September 2022	$(1,119,000)	$(1,116,706)	$(146)
2 Year U.S. Treasury Note Futures	Long	402	April 2021	80,400	88,833	84
5 Year Euro-Bobl Futures	Short	52	March 2021	€(5,200)	(8,535)	(6)
5 Year U.S. Treasury Note Futures	Short	162	April 2021	$(16,200)	(20,392)	(1)
10 Year Euro-Bund Futures	Long	460	March 2021	€46,000	98,947	206
10 Year Japanese Government Bond Futures	Long	8	March 2021	¥800,000	11,595	(15)
10 Year U.S. Treasury Note Futures	Short	308	March 2021	$(30,800)	(42,206)	277
10 Year Ultra U.S. Treasury Note Futures	Short	2,184	March 2021	(218,400)	(335,961)	4,417
20 Year U.S. Treasury Bond Futures	Short	37	March 2021	(3,700)	(6,243)	195
30 Year Euro-Buxl Futures	Long	37	March 2021	€3,700	9,937	(26)
30 Year Ultra U.S. Treasury Bond Futures	Long	204	March 2021	$20,400	41,763	(2,076)
						$2,909
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2021 (000)
Purchases (000)	Sales (000)
GBP33,237	USD45,156	Bank of America	2/8/2021	$385
USD9,485	MXN188,600	Citibank	2/8/2021	294
USD10,830	ILS34,700	Citibank	2/8/2021	261
NOK286,280	EUR27,413	Bank of America	2/8/2021	149
USD650	BRL3,370	Citibank	2/8/2021	35
USD313	COP1,066,000	Citibank	2/8/2021	14
NOK13,230	EUR1,267	Bank of America	2/8/2021	7
CAD100	USD79	HSBC Bank	2/8/2021	—[4]
USD233	GBP170	Bank of America	2/8/2021	—[4]
EUR21,957	NOK229,100	Morgan Stanley	2/8/2021	(96)
PLN98,300	USD26,542	HSBC Bank	2/8/2021	(151)
USD22,010	GBP16,200	Bank of America	2/8/2021	(188)
EUR46,480	USD57,063	JPMorgan Chase	2/8/2021	(646)
JPY9,798,400	USD94,951	Morgan Stanley	2/8/2021	(1,398)
USD57,273	AUD73,500	Morgan Stanley	2/9/2021	1,097
USD25,637	ILS81,550	Citibank	2/9/2021	798
USD55,281	EUR45,000	Goldman Sachs	2/9/2021	659
USD13,463	MXN266,585	Morgan Stanley	2/9/2021	474
USD26,630	PLN98,000	Goldman Sachs	2/9/2021	318
USD11,852	BRL63,355	HSBC Bank	2/9/2021	276
USD20,885	CAD26,500	Citibank	2/9/2021	161
CNH108,260	USD16,749	Goldman Sachs	2/9/2021	29
USD2,470	NZD3,400	HSBC Bank	2/9/2021	27
USD14,026	ZAR212,160	Standard Chartered Bank	2/9/2021	20
USD876	CAD1,110	Citibank	2/9/2021	8
USD781	JPY81,030	Bank of New York Mellon	2/9/2021	7
CZK18,770	EUR716	Citibank	2/9/2021	6
USD821	CZK17,520	Citibank	2/9/2021	4
USD572	EUR470	Goldman Sachs	2/9/2021	2
USD293	EUR240	Bank of America	2/9/2021	1
American Funds Global Balanced Fund — Page 19 of 25

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2021 (000)
Purchases (000)	Sales (000)
EUR380	USD460	Standard Chartered Bank	2/9/2021	$1
USD583	EUR480	Standard Chartered Bank	2/9/2021	—[4]
USD728	EUR600	Goldman Sachs	2/9/2021	(1)
EUR430	USD523	JPMorgan Chase	2/9/2021	(1)
USD1,150	EUR950	Standard Chartered Bank	2/9/2021	(3)
PLN860	USD234	Goldman Sachs	2/9/2021	(3)
SGD1,300	USD985	HSBC Bank	2/9/2021	(6)
DKK3,550	USD586	UBS AG	2/9/2021	(7)
SEK3,480	USD424	Bank of New York Mellon	2/9/2021	(7)
JPY89,850	USD867	Bank of America	2/9/2021	(9)
EUR710	USD875	Citibank	2/9/2021	(13)
USD3,077	EUR2,550	Goldman Sachs	2/9/2021	(18)
MXN12,600	USD636	Morgan Stanley	2/9/2021	(22)
JPY230,750	USD2,233	HSBC Bank	2/9/2021	(30)
AUD7,890	USD6,148	Morgan Stanley	2/9/2021	(118)
CAD50,925	USD40,135	Citibank	2/9/2021	(310)
EUR27,900	USD34,363	Goldman Sachs	2/9/2021	(497)
EUR60,183	USD73,933	Goldman Sachs	2/9/2021	(881)
JPY12,576,040	USD121,748	Goldman Sachs	2/9/2021	(1,674)
CAD56,920	USD43,973	Barclays Bank PLC	2/10/2021	541
RUB2,074,380	USD27,038	Goldman Sachs	2/10/2021	336
USD24,003	CAD30,500	Citibank	2/10/2021	151
CAD2,410	USD1,861	UBS AG	2/10/2021	24
RUB28,890	USD377	Goldman Sachs	2/10/2021	4
MYR700	USD174	HSBC Bank	2/10/2021	(1)
USD1,874	CAD2,410	Goldman Sachs	2/10/2021	(10)
USD41,783	CAD53,720	Goldman Sachs	2/10/2021	(229)
USD19,880	CAD25,276	HSBC Bank	2/11/2021	113
USD32,440	NZD45,135	Citibank	2/11/2021	6
USD21,425	AUD27,475	Bank of America	2/12/2021	426
MXN29,300	USD1,468	HSBC Bank	2/12/2021	(41)
EUR17,300	USD21,254	Goldman Sachs	2/12/2021	(253)
USD67,713	EUR56,000	Goldman Sachs	2/12/2021	(266)
CAD63,700	USD50,306	Citibank	2/12/2021	(490)
EUR182,379	USD224,058	Goldman Sachs	2/12/2021	(2,668)
USD7,943	INR585,900	HSBC Bank	2/16/2021	(70)
CLP8,261,610	USD11,466	Goldman Sachs	2/16/2021	(219)
KRW35,259,610	USD32,132	Citibank	2/16/2021	(610)
USD1,766	RUB130,700	JPMorgan Chase	2/17/2021	42
USD1,794	AUD2,320	Standard Chartered Bank	2/18/2021	20
USD460	AUD600	Bank of New York Mellon	2/18/2021	2
JPY11,125,800	USD106,825	Goldman Sachs	2/18/2021	(589)
EUR35,291	USD42,677	Citibank	2/19/2021	169
CNH172,000	USD26,497	HSBC Bank	2/19/2021	141
CZK401,100	EUR15,305	Morgan Stanley	2/19/2021	122
USD18,627	CAD23,700	Morgan Stanley	2/19/2021	92
USD407	CNH2,640	Citibank	2/19/2021	(2)
USD25,666	EUR21,200	Goldman Sachs	2/19/2021	(72)
USD16,684	CNH108,300	HSBC Bank	2/19/2021	(89)
USD18,514	CZK401,100	HSBC Bank	2/19/2021	(189)
EUR30,033	USD35,707	Citibank	2/22/2021	758
American Funds Global Balanced Fund — Page 20 of 25

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2021 (000)
Purchases (000)	Sales (000)
USD33,593	JPY3,490,600	Citibank	2/22/2021	$262
CNH66,700	USD10,265	Goldman Sachs	2/22/2021	63
USD13,782	EUR11,325	Barclays Bank PLC	2/22/2021	32
USD53	ZAR800	JPMorgan Chase	2/22/2021	1
USD203	CNH1,320	Citibank	2/22/2021	(1)
ILS30,762	USD9,503	JPMorgan Chase	2/22/2021	(131)
USD21,497	NZD30,170	Citibank	2/22/2021	(183)
JPY6,164,925	USD59,330	Citibank	2/22/2021	(462)
MXN457,160	USD23,152	Morgan Stanley	2/22/2021	(905)
KRW42,789,548	USD38,947	Citibank	2/24/2021	(694)
USD7,570	GBP5,513	Morgan Stanley	2/25/2021	15
USD1,449	CAD1,840	Bank of New York Mellon	2/25/2021	10
CZK44,185	USD2,062	Barclays Bank PLC	2/25/2021	(1)
EUR13,724	USD16,678	Citibank	2/25/2021	(14)
GBP5,300	USD7,277	Morgan Stanley	2/25/2021	(15)
SEK73,900	USD8,920	Citibank	2/25/2021	(74)
USD611	MXN12,400	HSBC Bank	2/26/2021	7
EUR53,056	DKK394,620	Bank of America	2/26/2021	2
USD362	ZAR5,550	HSBC Bank	2/26/2021	(3)
USD20,491	GBP15,370	Citibank	2/26/2021	(571)
USD42,226	AUD54,610	Standard Chartered Bank	3/3/2021	483
USD11,927	AUD15,520	HSBC Bank	3/3/2021	64
USD10,615	AUD13,880	Standard Chartered Bank	3/3/2021	5
				$(6,007)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 1/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 1/31/2021 (000)
U.S. EFFR	0.10875%	7/6/2025	$28,800	$229	$—	$229
U.S. EFFR	0.0995%	7/9/2025	14,400	121	—	121
U.S. EFFR	0.105%	7/9/2025	14,400	118	—	118
U.S. EFFR	0.099%	7/10/2025	35,500	300	—	300
0.0079%	6-month JPY-LIBOR	4/8/2030	¥3,930,000	(124)	—	(124)
6-month GBP-LIBOR	1.0062%	1/14/2070	£3,300	(711)	—	(711)
					$—	$(67)
American Funds Global Balanced Fund — Page 21 of 25

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 1/31/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 1/31/2021 (000)
ITRX.EUR.IG.34	1.00%/Quarterly	12/20/2025	$86,600	$(2,483)	$(2,613)	$130
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 1/31/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 1/31/2021 (000)
1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$975	$21	$24	$(3)
Investments in affiliates13

	Value of affiliate at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 1/31/2021 (000)	Dividend income (000)
Short-term securities 6.68%
Money market investments 6.68%
Capital Group Central Cash Fund 0.11%[12]	$884,105	$2,277,552	$1,594,947	$—	$—	$1,566,710	$402
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,763,831,000, which represented 24.58% of the net assets of the fund. This amount includes $5,762,745,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $25,204,000, which represented .11% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $451,540,000, which represented 1.93% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,547,000, which represented .08% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Purchased on a TBA basis.
[12]	Rate represents the seven-day yield at 1/31/2021.
[13]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Global Balanced Fund — Page 22 of 25

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $709,783,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $2,040,335,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $338,137,000 and $160,903,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Global Balanced Fund — Page 23 of 25

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,906,758	$410,311	$—	$2,317,069
Health care	1,548,979	645,693	—	2,194,672
Financials	831,455	1,289,286	—	2,120,741
Communication services	1,689,617	367,044	—	2,056,661
Consumer discretionary	583,878	669,700	—	1,253,578
Utilities	372,235	583,207	—	955,442
Industrials	512,742	391,439	—	904,181
Materials	248,389	625,276	—	873,665
Consumer staples	198,480	616,770	—	815,250
Energy	503,709	126,813	—	630,522
Real estate	460,494	38,292	—	498,786
Preferred securities	13,362	—	—	13,362
Convertible stocks	69,172	—	—	69,172
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,717,809	—	3,717,809
U.S. Treasury bonds & notes	—	1,769,328	—	1,769,328
Corporate bonds, notes & loans	—	1,463,152	—	1,463,152
Mortgage-backed obligations	—	434,295	—	434,295
Municipals	—	10,235	—	10,235
Asset-backed obligations	—	2,947	—	2,947
Short-term securities	1,573,004	—	—	1,573,004
Total	$10,512,274	$13,161,597	$—	$23,673,871
American Funds Global Balanced Fund — Page 24 of 25

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,179	$—	$—	$5,179
Unrealized appreciation on open forward currency contracts	—	8,924	—	8,924
Unrealized appreciation on interest rate swaps	—	768	—	768
Unrealized appreciation on credit default swaps	—	130	—	130
Liabilities:
Unrealized depreciation on futures contracts	(2,270)	—	—	(2,270)
Unrealized depreciation on open forward currency contracts	—	(14,931)	—	(14,931)
Unrealized depreciation on interest rate swaps	—	(835)	—	(835)
Unrealized depreciation on credit default swaps	—	(3)	—	(3)
Total	$2,909	$(5,947)	$—	$(3,038)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts	LIBOR = London Interbank Offered Rate
AUD/A$ = Australian dollars	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CLP = Chilean pesos	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	Ref. = Refunding
DKK/DKr = Danish kroner	Rev. = Revenue
EFFR = Effective Federal Funds Rate	RUB = Russian rubles
EUR/€ = Euros	SEK = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	SGD/S$ = Singapore dollars
GBP/£ = British pounds	SOFR = Secured Overnight Financing Rate
IDR = Indonesian rupiah	TBA = To-be-announced
ILS = Israeli shekels	UAH = Ukrainian hryvnia
INR = Indian rupees	USD/$ = U.S. dollars
JPY/¥ = Japanese yen	ZAR = South African rand
KRW = South Korean won
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-037-0321O-S78023	American Funds Global Balanced Fund — Page 25 of 25